Schedule II - Condensed Financial Information of Parent - Financing Agreements (Details) (USD $)	12 Months Ended																										12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Unsecured and Uncommitted	Dec. 31, 2013 Unsecured and Committed	Dec. 31, 2013 Secured facilities	Dec. 31, 2013 2.9% Senior Notes, due 2018	Dec. 31, 2012 2.9% Senior Notes, due 2018	Dec. 31, 2013 Junior Subordinated Notes (2053 Notes) 5.65% Fixed-to-Floating Rate Junior Subordinated Notes, due 2053	May 16, 2013 Junior Subordinated Notes (2053 Notes) 5.65% Fixed-to-Floating Rate Junior Subordinated Notes, due 2053	Dec. 31, 2012 Junior Subordinated Notes (2053 Notes) 5.65% Fixed-to-Floating Rate Junior Subordinated Notes, due 2053	Dec. 31, 2013 Term Loan 2.21% Syndicated Bank term Loan, Due 2014	Dec. 31, 2012 Term Loan 2.21% Syndicated Bank term Loan, Due 2014	Dec. 31, 2013 Senior Notes 5.5% Senior Notes, due 2022	Dec. 31, 2012 Senior Notes 5.5% Senior Notes, due 2022	Jul. 13, 2012 Senior Notes 5.5% Senior Notes, due 2022	Feb. 11, 2013 Senior Notes 2.9% Senior Notes, due 2018	Dec. 31, 2013 Senior Notes 5.7% Senior Notes, due 2043	Jul. 26, 2013 Senior Notes 5.7% Senior Notes, due 2043	Dec. 31, 2012 Senior Notes 5.7% Senior Notes, due 2043	Dec. 31, 2013 Commercial paper	Dec. 31, 2012 Commercial paper	Dec. 31, 2013 Current portion of long-term debt		Dec. 31, 2012 Current portion of long-term debt		Dec. 31, 2013 Parent Issuer		Dec. 31, 2012 Parent Issuer	Dec. 31, 2011 Parent Issuer	Dec. 31, 2013 Parent Issuer Unsecured and Uncommitted	Dec. 31, 2013 Parent Issuer Unsecured and Committed	Dec. 31, 2013 Parent Issuer Secured facilities	Dec. 31, 2013 Parent Issuer Junior Subordinated Notes (2053 Notes) 5.65% Fixed-to-Floating Rate Junior Subordinated Notes, due 2053	Dec. 31, 2012 Parent Issuer Junior Subordinated Notes (2053 Notes) 5.65% Fixed-to-Floating Rate Junior Subordinated Notes, due 2053	Dec. 31, 2013 Parent Issuer Term Loan 2.21% Syndicated Bank term Loan, Due 2014	Dec. 31, 2012 Parent Issuer Term Loan 2.21% Syndicated Bank term Loan, Due 2014	Dec. 31, 2013 Parent Issuer Senior Notes 5.5% Senior Notes, due 2022	Dec. 31, 2012 Parent Issuer Senior Notes 5.5% Senior Notes, due 2022	Dec. 31, 2013 Parent Issuer Senior Notes 2.9% Senior Notes, due 2018	Dec. 31, 2012 Parent Issuer Senior Notes 2.9% Senior Notes, due 2018	Dec. 31, 2013 Parent Issuer Senior Notes 5.7% Senior Notes, due 2043	Dec. 31, 2012 Parent Issuer Senior Notes 5.7% Senior Notes, due 2043	Dec. 31, 2013 Parent Issuer Commercial paper	Dec. 31, 2012 Parent Issuer Commercial paper	Dec. 31, 2013 Parent Issuer Subsidiaries	Dec. 31, 2012 Parent Issuer Subsidiaries	Dec. 31, 2013 Parent Issuer Current portion of long-term debt	Dec. 31, 2012 Parent Issuer Current portion of long-term debt
Debt Instrument [Line Items]
Short-term debt	$ 0	$ 1,064,600,000																			$ 0	$ 192,000,000	$ 0	[1],[2]	$ 872,600,000	[1],[2]	$ 0		$ 886,100,000															$ 0	$ 192,000,000	$ 0	$ 319,100,000	$ 0	$ 375,000,000
Weighted Average Rate																					0.00%	1.22%	0.00%	[1],[2]	2.42%	[1],[2]																		0.00%	1.22%	0.00%	0.19%	0.00%	2.21%
Commercial paper	3,000,000,000																										3,000,000,000
Total	3,514,700,000	4,043,700,000					998,500,000	0	750,000,000		0	0	1,350,000,000	849,600,000	849,600,000			398,600,000		0							2,996,700,000		2,199,600,000					750,000,000	0	0	1,350,000,000	849,600,000	849,600,000	998,500,000	0	398,600,000	0
Less: Current portion of long-term debt	0	872,600,000																									0		375,000,000
Annual interest rate on loan	2.25%									5.65%		2.21%		5.50%		5.50%	2.90%		5.70%															5.65%		2.21%		5.50%		2.90%		5.70%
Maturities of Long-term Debt [Abstract]
2014	0																										0	[3]
2015	0																										0
2016	0																										0
2017	0																										0
2018	1,000,000,000																										1,000,000,000
Thereafter	2,524,000,000																										2,000,000,000
Total	3,524,000,000																										3,000,000,000
Utilization	6,339,200,000			17,000,000	6,052,500,000	269,700,000																									0	7,900,000,000	10,000,000
Capacity	9,288,200,000			17,000,000	8,996,200,000	275,000,000
Payments of financing costs	$ 149,300,000	$ 223,200,000	$ 103,400,000																								$ 92,300,000		$ 166,400,000	$ 103,200,000

[1]	See the "Credit Facilities" section of this note for information on the Term Loan Agreement of the Senior Credit Facility.
[2]	See Note 18. Related Party Transactions-Affiliated Financing Agreements to these Consolidated Financial Statements.
[3]	{F|ahBzfndlYmZpbGluZ3MtaHJkcmoLEgZYTUxEb2MiXlhCUkxEb2NHZW5JbmZvOjI4YWZkZDM4MDczMTQ1MzZhNzQ5MTU0MWNkZTE3NzI1fFRleHRTZWxlY3Rpb246RjIzMEM4RDE3NjM1QzYxMkExN0U5QjcwN0JFMUI3NUQM}